Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating losses	$ 10,125	$ 5,960
Total deferred tax assets	10,125	5,960
Less: valuation allowance	(10,125)	(5,960)	(5,316)	(1,344)
Deferred tax assets
Net deferred tax assets